UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549



Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.

[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Main Street Research LLC

Address: 30 Liberty Ship Way, Suite 3330
	Sausalito, CA 94965

Form 13F File Number:  028-14411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charito A. Mittelman

Title: Chief Compliance Officer

Phone: 415-289-1010

Signature, Place, and Date of Signing:

Charito A. Mittelman	Sausalito, CA February 7, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total:$195,605


List of Other Included Managers: NONE

 FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Cl A        COM              084670108      803        7 SH       Sole                        7
Abbott Laboratories            COM              002824100     1035    18414 SH       Sole                    18414
Ace Limited                    COM              H0023R105      210     3000 SH       Sole                     3000
Agilent Technologies           COM              00846u101      269     7700 SH       Sole                     7700
Altria Group Inc               COM              02209S103      329    11083 SH       Sole                    11083
Ambev Food & Beverage          COM              20441w203     4910   136035 SH       Sole                   136035
American Electric Power        COM              025537101     6303   152568 SH       Sole                   152568
American Express               COM              025816109     1613    34197 SH       Sole                    34197
American Tower Corp            COM              029912201     4714    78560 SH       Sole                    78560
Anadarko Petroleum Corp        COM              032511107      207     2706 SH       Sole                     2706
Apple Computer                 COM              037833100     6614    16330 SH       Sole                    16330
Astrazeneca Plc Adr F          COM              046353108     4501    97244 SH       Sole                    97244
At&t Inc                       COM              00206R102     2227    73631 SH       Sole                    73631
Auto Data Processing           COM              053015103      595    11018 SH       Sole                    11018
Bank America Corp New          COM              060505104      108    19378 SH       Sole                    19378
Bard C R Inc                   COM              067383109     1563    18283 SH       Sole                    18283
Berkshire Hathaway CL B        COM              084670702      351     4605 SH       Sole                     4605
BioMarin Pharmaceuticals Inc   COM              09061G101      521    15140 SH       Sole                    15140
Biogen IDEC Inc                COM              09062X103      685     6225 SH       Sole                     6225
Brasil Foods SA Adr            COM              10552T107     2375   121498 SH       Sole                   121498
Bristol-Myers Squibb Co. Com.  COM              110122108     4715   133807 SH       Sole                   133807
C V S Caremark Corp            COM              126650100      639    15674 SH       Sole                    15674
CPFL Energia SA                COM              126153105      285    10110 SH       Sole                    10110
Cardinal Health                COM              14149Y108      368     9054 SH       Sole                     9054
Celgene Corp                   COM              151020104      543     8034 SH       Sole                     8034
Charles Schwab Corp            COM              808513105      892    79224 SH       Sole                    79224
Chevron Corp                   COM              166764100     7869    73958 SH       Sole                    73958
China Telecom Corp Ltd         COM              169426103     2597    45455 SH       Sole                    45455
Chubb Corp                     COM              171232101      438     6323 SH       Sole                     6323
Cisco Systems, Inc.            COM              17275r102      202    11165 SH       Sole                    11165
Clorox Co. Calif.              COM              189054109      918    13789 SH       Sole                    13789
Coca Cola Co.                  COM              191216100      954    13633 SH       Sole                    13633
Colgate-Palmolive Co           COM              194162103     2770    29976 SH       Sole                    29976
Comcast Corp Cl A              COM              20030N101      298    12549 SH       Sole                    12549
Conoco Phillips                COM              20825c104      502     6884 SH       Sole                     6884
Costco Corp                    COM              22160K105     2858    34299 SH       Sole                    34299
Danaher Corp Del               COM              235851102     2197    46704 SH       Sole                    46704
Diageo Plc New ADR             COM              25243q205     3774    43176 SH       Sole                    43176
Dominion Resources             COM              25746u109     5397   101680 SH       Sole                   101680
Duke Energy Corp New           COM              26441c105      214     9730 SH       Sole                     9730
Exxon Mobil Corp               COM              30231G102     5139    60633 SH       Sole                    60633
Fastenal Company               COM              311900104     1206    27655 SH       Sole                    27655
Forest Laboratories            COM              345838106      268     8872 SH       Sole                     8872
Franklin Resources Inc         COM              354613101      257     2675 SH       Sole                     2675
General Electric Co.           COM              369604103      290    16215 SH       Sole                    16215
General Mills, Inc.            COM              370334104      985    24369 SH       Sole                    24369
Gilead Sciences                COM              375558103     1472    35967 SH       Sole                    35967
GlaxoSmithKline PLC            COM              37733w105      275     6027 SH       Sole                     6027
Gold Corp Inc                  COM              380956409      563    12715 SH       Sole                    12715
Heinz H J Co                   COM              423074103      744    13765 SH       Sole                    13765
IAC Interactive Corp           COM              44919p508      256     6017 SH       Sole                     6017
Int'l Business Machines        COM              459200101     5056    27498 SH       Sole                    27498
Intuitive Surgical Inc         COM              46120e602      443      956 SH       Sole                      956
Johnson & Johnson              COM              478160104      691    10544 SH       Sole                    10544
KKR & Co. L.P.                 COM              48248M102     4381   341450 SH       Sole                   341450
Kellogg Co.                    COM              487836108      452     8934 SH       Sole                     8934
Kraft foods Inc                COM              50075n104     5186   138800 SH       Sole                   138800
LinkedIn                       COM              53578a108     1514    24035 SH       Sole                    24035
McDonald's Corp.               COM              580135101     4645    46300 SH       Sole                    46300
Medco Health Solutions         COM              58405U102      410     7333 SH       Sole                     7333
Merck & Co Inc                 COM              58933y105      339     8996 SH       Sole                     8996
Microsoft Corp                 COM              594918104      375    14431 SH       Sole                    14431
Newmont Mining Corp.           COM              651639106     1071    17848 SH       Sole                    17848
Noble Energy Inc               COM              655044105     1113    11794 SH       Sole                    11794
Norfolk Southern Corp.         COM              655844108      226     3100 SH       Sole                     3100
Oracle                         COM              68389X105      568    22158 SH       Sole                    22158
Pac Mercantile Bancorp         COM              694552100       41    12650 SH       Sole                    12650
Pepsico                        COM              713448108     2064    31114 SH       Sole                    31114
Perrigo Company                COM              714290103      837     8603 SH       Sole                     8603
Pfizer, Inc.                   COM              717081103      311    14365 SH       Sole                    14365
Philip Morris International    COM              718172109      716     9125 SH       Sole                     9125
Precision Castparts Corp       COM              740189105     4667    28320 SH       Sole                    28320
Procter & Gamble Co.           COM              742718109    21450   321545 SH       Sole                   321545
Qualcomm Inc                   COM              747525103     1033    18888 SH       Sole                    18888
Ross Stores Inc                COM              778296103      634    13334 SH       Sole                    13334
Royal Dutch Shell Plc Cl B     COM              780259107     4506    59285 SH       Sole                    59285
S A P Aktiengesell ADR         COM              803054204      780    14736 SH       Sole                    14736
Sanofi Aventis Adr             COM              80105n105      289     7906 SH       Sole                     7906
Sempra Energy                  COM              816851109      526     9565 SH       Sole                     9565
Sirius XM Radio                COM              82967N108       98    53630 SH       Sole                    53630
Smith & Nephew Adr             COM              83175M205     1489    30916 SH       Sole                    30916
Smucker JM Company             COM              832696405      315     4028 SH       Sole                     4028
Sysco Corp.                    COM              871829107      229     7820 SH       Sole                     7820
Target Corp                    COM              87612E106     3189    62262 SH       Sole                    62262
Teradata Corp                  COM              88076W103      235     4836 SH       Sole                     4836
The Southern Company           COM              842587107     4973   107421 SH       Sole                   107421
Unilever PLC Amer Shs F        COM              904767704     1188    35455 SH       Sole                    35455
Union Pacific Corp             COM              907818108      329     3107 SH       Sole                     3107
Verizon Communications         COM              92343v104     5072   126417 SH       Sole                   126417
Vodafone Group                 COM              92857w209      225     8030 SH       Sole                     8030
Walgreen Co.                   COM              931422109      235     7104 SH       Sole                     7104
Walt Disney Holding Co.        COM              254687106      210     5613 SH       Sole                     5613
Watson Pharmaceuticals         COM              942683103     7843   129974 SH       Sole                   129974
Whole Foods Market Inc         COM              966837106     3880    55756 SH       Sole                    55756
Yum Brands Inc                 COM              988498101     4528    76740 SH       Sole                    76740
Zimmer Holdings Inc            COM              98956P102      214     4011 SH       Sole                     4011
PowerShares QQQ Trust          ETF              73935a104      273     4896 SH       Sole                     4896
Vanguard Total Stock Market VI ETF              922908769      370     5749 SH       Sole                     5749
Kinder Morgan Energy LP        MLP              494550106     2153    25340 SH       Sole                    25340
Magellan Midstream Partners    MLP              559080106     3845    55825 SH       Sole                    55825
Health Care Reit               REIT             42217K106      569    10434 SH       Sole                    10434

Total                                                     $195,605
